CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares
Revenues
Brokerage commission and handling charge income	$ 3,944,779	$ 505,035	$ 4,007,642	$ 3,913,027
Interest income	5,536,422	708,807	3,214,327	2,518,198
Other income	527,217	67,498	392,058	684,095
Total revenues	10,008,418	1,281,340	7,614,027	7,115,320
Costs
Brokerage commission and handling charge expenses	(249,567)	(31,951)	(329,789)	(572,159)
Interest expenses	(910,759)	(116,601)	(292,503)	(376,902)
Processing and servicing costs	(375,904)	(48,126)	(373,840)	(257,003)
Total costs	(1,536,230)	(196,678)	(996,132)	(1,206,064)
Total gross profit	8,472,188	1,084,662	6,617,895	5,909,256
Operating expenses
Research and development expenses	(1,440,893)	(184,472)	(1,222,077)	(805,325)
Selling and marketing expenses	(710,348)	(90,943)	(895,772)	(1,392,070)
General and administrative expenses	(1,313,464)	(168,158)	(931,144)	(529,048)
Total operating expenses	(3,464,705)	(443,573)	(3,048,993)	(2,726,443)
Income from Operations	5,007,483	641,089	3,568,902	3,182,813
Others, net	33,442	4,281	(210,295)	2,478
Income before income tax expenses and share of loss from equity method investments	5,040,925	645,370	3,358,607	3,185,291
Income tax expenses	(748,479)	(95,825)	(413,962)	(375,081)
Share of loss from equity method investments	(13,497)	(1,728)	(17,752)	0
Net income	4,278,949	547,817	2,926,893	2,810,210
Attributable to:
Ordinary shareholders of the Company	4,281,474	548,140	2,926,944	2,810,210
Non-controlling interest	(2,525)	(323)	(51)
Net income	4,278,949	547,817	2,926,893	2,810,210
Other comprehensive loss, net of tax
Foreign currency translation adjustment		(203)	(123,840)
Foreign currency translation adjustment | $	(1,587)		(123,822)	71,020
Total comprehensive income	4,279,887	547,937	2,803,086	2,881,230
Attributable to:
Ordinary shareholders of the Company	4,279,887	547,937	2,803,086	2,881,230
Non-controlling interests	(2,525)	(323)	(33)
Total comprehensive income	$ 4,277,362	$ 547,614	$ 2,803,053	$ 2,881,230
Net income per share attributable to ordinary shareholders of the Company
Basic | (per share)	$ 3.88	$ 0.50	$ 2.57	$ 2.34
Diluted | (per share)	$ 3.82	$ 0.49	$ 2.54	$ 2.30
Weighted average number of ordinary shares used in computing net income per share
Basic	1,104,899,411	1,104,899,411	1,139,377,763	1,200,912,670
Diluted	1,119,653,571	1,119,653,571	1,151,021,697	1,219,672,508
ADS
Net income per share attributable to ordinary shareholders of the Company
Basic | (per share)	$ 31.00	$ 3.97	$ 20.55	$ 18.72
Diluted | (per share)	$ 30.59	$ 3.92	$ 20.34	$ 18.43